Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share
Schedule of earnings per share

	2018
					Net of tax
		Before		Non-	and non-	Basic		Diluted
		tax	Tax	controlling	controlling	earnings		earnings
		£m	£m	interests	interests	per share		per share
	Note	B1.1	B4	£m	£m	Pence		Pence
Based on adjusted IFRS operating profit based on longer-term investment returns		4,827	(792)	(3)	4,032	156.6	p	156.5	p
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	(558)	53	—	(505)	(19.7)	p	(19.7)	p
Amortisation of acquisition accounting adjustments		(46)	9	—	(37)	(1.4)	p	(1.4)	p
Loss on disposal of businesses and corporate transactions	D1.1	(588)	108	—	(480)	(18.6)	p	(18.6)	p
Based on profit for the year		3,635	(622)	(3)	3,010	116.9	p	116.8	p

	2017
					Net of tax
		Before		Non-	and non-	Basic		Diluted
		tax	Tax	controlling	controlling	earnings		earnings
		£m	£m	interests	interests	per share		per share
	Note	B1.1	B4	£m	£m	Pence		Pence
Based on adjusted IFRS operating profit based on longer-term investment returns		4,699	(971)	(1)	3,727	145.2	p	145.1	p
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	(1,563)	572	—	(991)	(38.6)	p	(38.6)	p
Amortisation of acquisition accounting adjustments		(63)	20	—	(43)	(1.7)	p	(1.7)	p
Cumulative exchange gain on the sold Korea life business recycled from other comprehensive income		61	—	—	61	2.4	p	2.4	p
Profit attaching to the disposal of businesses	D1.1	162	(82)	—	80	3.1	p	3.1	p
Impact of US tax reform	B4	—	(445)	—	(445)	(17.3)	p	(17.3)	p
Based on profit for the year		3,296	(906)	(1)	2,389	93.1	p	93.0	p

	2016
					Net of tax
		Before		Non-	and non-	Basic		Diluted
		tax	Tax	controlling	controlling	earnings		earnings
		£m	£m	interests	interests	per share		per share
	Note	B1.1	B4	£m	£m	Pence		Pence
Based on adjusted operating profit based on longer-term investment returns		4,256	(894)	—	3,362	131.3	p	131.2	p
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	(1,678)	519	—	(1,159)	(45.3)	p	(45.2)	p
Amortisation of acquisition accounting adjustments		(76)	25	—	(51)	(2.0)	p	(2.0)	p
(Loss) gain on disposal of businesses and corporate transactions	D1.1	(227)	(4)	—	(231)	(9.0)	p	(9.0)	p
Based on profit for the year		2,275	(354)	—	1,921	75.0	p	75.0	p

Summary of weighted average number of shares for calculating earnings per share

	2018	2017	2016
Weighted average number (in millions) of shares for calculation of:
Basic earnings per share	2,575	2,567	2,560
Shares under option at end of year	5	6	7
Number of shares that would have been issued at fair value on assumed option price	(4)	(5)	(5)
Diluted earnings per share	2,576	2,568	2,562